Debt and Capital - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt and capital [line items]
Undrawn borrowing facilities	$ 10,239	$ 6,125
Cash and cash equivalents	$ 6,201	3,025	$ 3,604	$ 4,058
Description of changes in LIBOR rate	A reasonably possible change in the USD London Interbank Offered Rate (USD LIBOR) (+1.5%/-1.5% (2021: +1.0%/-1.0%)), with all variables held constant, would not have a material impact on the Group’s equity or the income statement in the current period.
Other financial assets	$ 797	427
Interest rate swap contract [member] | Cash flow hedges [member]
Debt and capital [line items]
Nominal amount of financial instrument interest rate swaps used to hedge credit risk	600
Interest rate benchmark rates not exposed to cash flow hedge [member] | Currency swap contract [member]
Debt and capital [line items]
Derivative financial liabilities	5	9
Interest rate risk [member] | Interest rate benchmark rates not exposed to cash flow hedge [member]
Debt and capital [line items]
Cash and cash equivalents	6,143	2,962
Interest bearing liabilities excluding transaction costs	83	367
Other financial assets	$ 167	$ 0